Intangible assets (Details) - HKD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 825,000
Ending balance	780,000	$ 825,000
Patent license
Disclosure of detailed information about intangible assets [line items]
Beginning balance	825,000
Ending balance	$ 780,000	825,000
Estimated useful lives	20 years
Cost | Patent license
Disclosure of detailed information about intangible assets [line items]
Beginning balance	$ 900,000	900,000
Ending balance	900,000	900,000
Amortization | Patent license
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(75,000)	(30,000)
Charge for the year	45,000	45,000
Ending balance	$ (120,000)	$ (75,000)